General (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (213,456)	$ (208,103)
Cash and cash equivalents, short-term bank deposits and restricted bank deposits	$ 32,552	$ 37,778